Additional financial information - Statements of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other long-term assets
Prepaid lease deposits and other	$ 26	$ 24
Other	7	10
Other long-term assets	33	34
Accounts payable and accrued liabilities
Trade accounts payable	79	25
Accrued liabilities	75	62
Payroll and other employee-related liabilities	144	103
Share-based compensation liability	22	13
Other	7	49
Total trade and other current payables	$ 327	$ 252